Share Capital and Share Premium	6 Months Ended
Jun. 30, 2022
Disclosure Of Classes Of Share Capital [Abstract]
Share capital and share premium
9. Share capital and share premium

	June 30, 2022	December 31, 2021
	(in thousands)
	£	£
Share capital	2,088	2,087
Share premium	141,050	141,050

	143,138	143,137

	June 30, 2022	December 31, 2021
	Number (in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	52,196	52,180

	Number of shares	Share capital	Share premium
	(in thousands)
		£	£
Fully paid shares:
Balance at December 31, 2021	52,180	2,087	141,050
Issue of shares on exercise of options	16	1	—

Balance at June 30, 2022	52,196	2,088	141,050